Revenue - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 740,756	£ 794,733	£ 654,757
Contract liabilities	149,202	104,101
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 241,100	£ 257,300